Borrowings (Tables)	12 Months Ended
Sep. 29, 2018
Debt Disclosure [Abstract]
Borrowings including Impact of Interest Rate Swaps Designated as Hedges
The Company’s borrowings at September 29, 2018 and September 30, 2017, including the impact of interest rate and cross-currency swaps, are summarized below:

			2018
	2018	2017	Stated Interest Rate (1)	Pay Floating Interest rate and Cross- Currency Swaps (2)	Effective Interest Rate (3)	Swap Maturities
Commercial paper	$1,005	$2,772	—	$—	2.24%
U.S. and European medium-term notes (4)	17,942	19,721	2.91%	6,600	3.27%	2019-2027
Foreign currency denominated debt	955	13	2.76%	955	2.92%	2025
Capital Cities/ABC debt	103	105	8.75%	—	5.99%
BAMTech acquisition payable	—	1,581	—%	—	—%
Other (5)	(276)	(46)		—
	19,729	24,146	2.79%	7,555	3.22%
Asia Theme Parks borrowings	1,145	1,145	1.33%	—	5.17%
Total borrowings	20,874	25,291	2.71%	7,555	3.32%
Less current portion	3,790	6,172	1.85%	1,600	2.94%
Total long-term borrowings	$17,084	$19,119		$5,955

(1)
The stated interest rate represents the weighted-average coupon rate for each category of borrowings. For floating rate borrowings, interest rates are the rates in effect at September 29, 2018; these rates are not necessarily an indication of future interest rates.

(2)	Amounts represent notional values of interest rate and cross-currency swaps outstanding as of September 29, 2018.

(3)	The effective interest rate includes the impact of existing and terminated interest rate and cross-currency swaps, purchase accounting adjustments and debt issuance premiums, discounts and costs.

(4)	Includes net debt issuance premiums, discounts and costs totaling $121 million and $138 million at September 29, 2018 and September 30, 2017, respectively.

(5)	Includes market value adjustments for debt with qualifying hedges, which reduce borrowings by $304 million and $73 million at September 29, 2018 and September 30, 2017, respectively.

Schedule of Commercial Paper
The Company has bank facilities with a syndicate of lenders to support commercial paper borrowings as follows:

	Committed Capacity	Capacity Used	Unused Capacity
Facility expiring March 2019	$6,000	$—	$6,000
Facility expiring March 2021	2,250	—	2,250
Facility expiring March 2023	4,000	—	4,000
Total	$12,250	$—	$12,250

Commercial Paper Activity
Commercial paper activity is as follows:

	Commercial paper with original maturities less than three months, net (1)	Commercial paper with original maturities greater than three months	Total
Balance at Oct. 1, 2016	$777	$744	$1,521
Additions	372	6,364	6,736
Payments	—	(5,489)	(5,489)
Other Activity	2	2	4
Balance at Sept. 30, 2017	$1,151	$1,621	$2,772
Additions	—	8,079	8,079
Payments	(1,099)	(8,748)	(9,847)
Other Activity	(2)	3	1
Balance at Sept. 29, 2018	$50	$955	$1,005
(1) Borrowings and reductions of borrowings are reported net.

Total Borrowings Excluding Market Value Adjustments, Scheduled Maturities
Total borrowings, excluding market value adjustments and debt issuance premiums, discounts and costs, have the following scheduled maturities:

	Before Asia Theme Parks Consolidation	Asia Theme Parks	Total
2019	$3,763	$39	$3,802
2020	3,000	—	3,000
2021	2,106	—	2,106
2022	1,900	10	1,910
2023	1,000	36	1,036
Thereafter	8,385	1,060	9,445
	$20,154	$1,145	$21,299